Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Of Assets And Liabilities [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
Recurring Fair Value Measurements

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$70,472	$-	$70,472
Government agency issued MBS	-	231,398	-	231,398
Government agency issued CMO	-	55,515	-	55,515
Other U.S. government agencies	-	108,265	-	108,265
States and municipalities	-	30,814	-	30,814
Corporate and other debt	-	297,440	5	297,445
Equity, mutual funds, and other	-	614	-	614
Total trading securities - capital markets	-	794,518	5	794,523
Trading securities - mortgage banking:
Principal only	-	-	5,110	5,110
Interest only	-	-	2,085	2,085
Total trading securities - mortgage banking	-	-	7,195	7,195
Loans held-for-sale	-	-	230,456	230,456
Securities available-for-sale:
U.S. treasuries	-	39,996	-	39,996
Government agency issued MBS	-	823,689	-	823,689
Government agency issued CMO	-	2,290,937	-	2,290,937
Other U.S. government agencies	-	-	2,326	2,326
States and municipalities	-	13,655	1,500	15,155
Venture capital	-	-	4,300	4,300
Equity, mutual funds, and other	23,259	-	-	23,259
Total securities available-for-sale	23,259	3,168,277	8,126	3,199,662
Mortgage servicing rights	-	-	72,793	72,793
Other assets:
Deferred compensation assets	23,880	-	-	23,880
Derivatives, forwards and futures	3,020	-	-	3,020
Derivatives, interest rate contracts	-	178,846	-	178,846
Total other assets	26,900	178,846	-	205,746
Total assets	$50,159	$4,141,641	$318,575	$4,510,375
Trading liabilities - capital markets:
U.S. treasuries	$-	$210,096	$-	$210,096
Government agency issued MBS	-	854	-	854
Other U.S. government agencies	-	3,900	-	3,900
Corporate and other debt	-	153,498	-	153,498
Total trading liabilities - capital markets	-	368,348	-	368,348
Other liabilities:
Derivatives, forwards and futures	4,343	-	-	4,343
Derivatives, interest rate contracts	-	147,021	-	147,021
Derivatives, other	-	1	2,915	2,916
Total other liabilities	4,343	147,022	2,915	154,280
Total liabilities	$4,343	$515,370	$2,915	$522,628

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Trading securities - capital markets:
U.S. treasuries	$-	$97,965	$-	$97,965
Government agency issued MBS	-	360,400	-	360,400
Government agency issued CMO	-	209,869	-	209,869
Other U.S. government agencies	-	279,164	-	279,164
States and municipalities	-	35,178	-	35,178
Corporate and other debt	-	244,022	5	244,027
Equity, mutual funds, and other	-	18,130	-	18,130
Total trading securities - capital markets	-	1,244,728	5	1,244,733
Trading securities - mortgage banking:
Principal only	-	-	5,480	5,480
Interest only	-	-	12,507	12,507
Total trading securities - mortgage banking	-	-	17,987	17,987
Loans held-for-sale	-	2,349	221,094	223,443
Securities available-for-sale:
U.S. treasuries	-	39,999	-	39,999
Government agency issued MBS	-	1,136,580	-	1,136,580
Government agency issued CMO	-	1,649,211	-	1,649,211
Other U.S. government agencies	-	-	3,753	3,753
States and municipalities	-	13,755	1,500	15,255
Corporate and other debt	510	-	-	510
Venture capital	-	-	4,300	4,300
Equity, mutual funds, and other	14,767	-	-	14,767
Total securities available-for-sale	15,277	2,839,545	9,553	2,864,375
Mortgage servicing rights	-	-	114,311	114,311
Other assets:
Deferred compensation assets	22,477	-	-	22,477
Derivatives, forwards and futures	1,850	-	-	1,850
Derivatives, interest rate contracts	-	290,617	-	290,617
Derivatives, other	-	5	-	5
Total other assets	24,327	290,622	-	314,949
Total assets	$39,604	$4,377,244	$362,950	$4,779,798
Trading liabilities - capital markets:
U.S. treasuries	$-	$376,790	$-	$376,790
Government agency issued MBS	-	43	-	43
Other U.S. government agencies	-	21,887	-	21,887
States and municipalities	-	960	-	960
Corporate and other debt	-	164,749	-	164,749
Total trading liabilities - capital markets	-	564,429	-	564,429

Other short-term borrowings	-	-	11,156	11,156
Other liabilities:
Derivatives, forwards and futures	2,546	-	-	2,546
Derivatives, interest rate contracts	-	197,548	-	197,548
Derivatives, other	-	-	2,175	2,175
Total other liabilities	2,546	197,548	2,175	202,269
Total liabilities	$2,546	$761,977	$13,331	$777,854

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value
Changes in Recurring Level 3 Fair Value Measurements

The changes in Level 3 assets and liabilities measured at fair value for the twelve months ended December 31, 2013, 2012 and 2011, on a recurring basis are summarized as follows:

	Twelve Months Ended December 31, 2013
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2013	$17,992		$221,094		$5,253	$4,300		$114,311		$(2,175)		$(11,156)
Total net gains/(losses) included in:
Net income	5,028		(4,387)		-	-		20,182		(2,013)		(3)
Other comprehensive income	-		-		(114)	-		-		-		-
Purchases	-		69,929		-	-		-		-		-
Issuances	-		-		-	-		-		-		-
Sales	(7,784)		-		-	-		(39,633)		-		11,159
Settlements	(8,036)		(40,369)		(1,313)	-		(22,067)		1,273		-
Net transfers into/(out of) Level 3	-		(15,811)	(c)	-	-		-		-		-
Balance on December 31, 2013	$7,200		$230,456		$3,826	$4,300		$72,793		$(2,915)		$-
Net unrealized gains/(losses) included in net income	$1,237	(a)	$(4,387)	(a)	$-	$-	(b)	$17,394	(a)	$2,013	(d)	$-	(a)

	Twelve Months Ended December 31, 2012
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	Capital		rights, net		liabilities		borrowings
Balance on January 1, 2012	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Total net gains/(losses) included in:
Net income	3,678		(2,618)		-	371		(5,075)		(1,757)		3,677
Other comprehensive income	-		-		(234)	-		-		-		-
Purchases	-		60,111		-	-		-		-		-
Issuances	-		-		-	-		-		-		-
Sales	-		-		-	(8,250)		-		-		-
Settlements	(9,225)		(27,032)		(1,775)	-		(24,683)		11,402		-
Net transfers into/(out of) Level 3	5,480		(19,854)	(c)	-	-		-		-		-
Balance on December 31, 2012	$17,992		$221,094		$5,253	$4,300		$114,311		$(2,175)		$(11,156)
Net unrealized gains/(losses) included in net income	$2,084	(a)	$(2,618)	(a)	$-	$(4,700)	(b)	$(3,957)	(a)	$(1,757)	(d)	$3,677	(a)

	Twelve Months Ended December 31, 2011
					Securities available-for-sale			Mortgage				Other
	Trading		Loans held-		Investment	Venture		servicing		Net derivative		short-term
(Dollars in thousands)	securities		for-sale		portfolio	capital		rights		liabilities		borrowings
Balance on January 1, 2011	$26,478		$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796		(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-		-		(1,688)	-		-		-		-
Purchases	-		49,323		-	-		-		-		-
Issuances	-		-		-	-		-		(2,500)		-
Sales	(132)		-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)		(37,198)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-		(8,902)	(c)	-	-		-		-		-
Balance on December 31, 2011	$18,059		$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)
Net unrealized gains/(losses) included in net income	$2,205	(a)	$(368)	(a)	$-	$-	(b)	$(40,076)	(a)	$(9,414)	(d)	$12,476	(a)

  Primarily included in mortgage banking income on the Consolidated Statements of Income.
  Represents recognized gains and losses attributable to venture capital investments classified within securities available-for-sale that are included in securities gains/(losses) in noninterest income.
  Transfers out of recurring loans held-for-sale level 3 balances reflect movements out of loans held-for-sale and into real estate acquired by foreclosure (level 3 nonrecurring).
  Included in Other expense

Nonrecurring Fair Value Measurements

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2013, 2012, and 2011, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

					Twelve Months Ended
	Carrying value at December 31, 2013				December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$6,185	$-	$6,185	$(122)
Loans held-for-sale - first mortgages	-	-	9,457	9,457	139
Loans, net of unearned income (a)	-	-	62,839	62,839	(3,109)
Real estate acquired by foreclosure (b)	-	-	45,753	45,753	(4,987)
Other assets (c)	-	-	66,128	66,128	(4,902)
					$(12,981)

					Twelve Months Ended
	Carrying value at December 31, 2012				December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$23,902	$-	$23,902	$15
Loans held-for-sale - first mortgages	-	-	12,054	12,054	(436)
Loans, net of unearned income (a)	-	-	117,064	117,064	(55,948)
Real estate acquired by foreclosure (b)	-	-	41,767	41,767	(9,422)
Other assets (c)	-	-	76,501	76,501	(8,248)
					$(74,039)

					Twelve Months Ended
	Carrying value at December 31, 2011				December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total	Net gains/(losses)
Loans held-for-sale - SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held-for-sale - first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)
					$(84,829)

  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements
Level 3 Measurements

The following tables provide information regarding the unobservable inputs utilized in determining the fair value of level 3 recurring and non-recurring measurements as of December 31, 2013 and 2012:

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2013	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$7,195	Discounted cash flow	(a)	(a)
Loans held-for-sale - residential real estate	239,913	Discounted cash flow	Prepayment speeds - First mortgage	6% - 10%
			Prepayment speeds - Heloc	3% - 12%
			Credit spreads	2% - 4%
			Delinquency adjustment factor	15% - 25% added to credit spread
			Loss severity trends - First mortgage	50% - 60% of UPB
			Loss severity trends - Heloc	35% - 100% of UPB
			Draw Rate - Heloc	2% - 11%
Venture capital investments	4,300	Industry comparables	Adjustment for minority interest and small business status	40% - 50% discount
		Discounted cash flow	Discount rate	25% - 30%
			Earnings capitalization rate	20% - 25%
Mortgage servicing rights	72,793	Discounted cash flow	(a)	(a)
Derivative liabilities, other	2,915	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.0 billion
			Probability of resolution scenarios	15% - 45%
			Time until resolution	6 - 30 months
Loans, net of unearned income (b)	62,839	Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates adjustment	20% - 50% of gross value
			Financial Statements/Auction Values adjustment	0% - 25% of reported value
Real estate acquired by foreclosure (c)	45,753	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (d)	66,128	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

(Dollars in Thousands)
	Fair Value at
Level 3 Class	December 31, 2012	Valuation Techniques	Unobservable Input	Values Utilized
Trading securities - mortgage	$17,987	Discounted cash flow	(a)	(a)
Loans held-for-sale - residential real estate	233,148	Discounted cash flow	Prepayment speeds	6% - 10%
			Credit spreads	2% - 4%
			Delinquency adjustment factor	15% - 25% added to credit spread
			Loss severity trends	50% - 60% of UPB
Venture capital investments	4,300	Industry comparables	Adjustment for minority interest and small business status	40% - 50% discount
		Discounted cash flow	Discount Rate	25% - 30%
			Earnings capitalization rate	20% - 25%
Mortgage servicing rights	114,311	Discounted cash flow	(a)	(a)
Other short-term borrowings	11,156	Discounted cash flow	(b)	(b)
Derivative liabilities, other	2,175	Discounted cash flow	Visa covered litigation resolution amount	$4.4 billion - $5.0 billion
			Probability of resolution scenarios	10% - 50%
			Time until resolution	9 - 18 months
Loans, net of unearned income (c)	117,064	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
		Other collateral valuations	Borrowing base certificates	20% - 50% of gross value
			Financial Statements/Auction Values	0% - 25% of reported value
Real estate acquired by foreclosure (d)	41,767	Appraisals from comparable properties	Adjustment for value changes since appraisal	0% - 10% of appraisal
Other assets (e)	76,501	Discounted cash flow	Adjustments to current sales yields for specific properties	0% - 15% adjustment to yield
		Appraisals from comparable properties	Marketability adjustments for specific properties	0% - 25% of appraisal

  The unobservable inputs for Principal-only and Interest-only trading securities and MSR are discussed in Note 23 – Loan Sales and Securitizations.
  The inputs and associated ranges for Other short-term borrowings mirror those of the related MSR.
  Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.
  Represents the fair value of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.
  Represents tax credit investments.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held-For-Sale And Aggregate Unpaid Principal Amount
The following tables reflect the differences between the fair value carrying amount of residential real estate loans held-for-sale measured at fair value in accordance with management’s election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.
	December 31, 2013
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$230,456	$378,326	$(147,870)
Nonaccrual loans	64,231	137,301	(73,070)
Loans 90 days or more past due and still accruing	7,765	15,854	(8,089)

	December 31, 2012
(Dollars in thousands)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Residential real estate loans held-for-sale reported at fair value:
Total loans	$223,443	$343,450	$(120,007)
Nonaccrual loans	51,203	110,386	(59,183)
Loans 90 days or more past due and still accruing	9,111	20,839	(11,728)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings
Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

	Twelve Months Ended
	December 31
(Dollars in thousands)	2013	2012	2011
Changes in fair value included in net income:
Mortgage banking noninterest income
Loans held-for-sale	$(4,387)	$(2,618)	$(368)
Other short-term borrowings	(3)	3,677	12,476

Summary Of Book Value And Estimated Fair Value Of Financial Instruments

The following tables summarize the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded commitments as of December 31, 2013 and 2012.

	December 31, 2013
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$7,837,130	$-	$-	$7,759,902	$7,759,902
Commercial real estate	1,122,676	-	-	1,075,385	1,075,385
Retail:
Consumer real estate	5,206,586	-	-	4,858,031	4,858,031
Permanent mortgage	639,751	-	-	606,038	606,038
Credit card & other	329,122	-	-	331,088	331,088
Total loans, net of unearned income and allowance for loan losses	15,135,265	-	-	14,630,444	14,630,444

Short-term financial assets
Total interest-bearing cash	730,297	730,297	-	-	730,297
Federal funds sold	66,079	-	66,079	-	66,079
Securities purchased under agreements to resell	412,614	-	412,614	-	412,614
Total short-term financial assets	1,208,990	730,297	478,693	-	1,208,990

Trading securities (a)	801,718	-	794,518	7,200	801,718
Loans held-for-sale (a)	370,152	-	6,185	363,967	370,152
Securities available-for-sale (a) (b)	3,398,457	23,259	3,168,277	206,921	3,398,457
Derivative assets (a)	181,866	3,020	178,846	-	181,866

Other assets
Tax credit investments	66,128	-	-	66,128	66,128
Deferred compensation assets	23,880	23,880	-	-	23,880
Total other assets	90,008	23,880	-	66,128	90,008

Nonearning assets
Cash & due from banks	349,216	349,216	-	-	349,216
Capital markets receivables	45,255	-	45,255	-	45,255
Accrued interest receivable	69,208	-	69,208	-	69,208
Total nonearning assets	463,679	349,216	114,463	-	463,679
Total assets	$21,650,135	$1,129,672	$4,740,982	$15,274,660	$21,145,314

Liabilities:
Deposits:
Defined maturity	$1,505,712	$-	$1,520,950	$-	$1,520,950
Undefined maturity	15,229,244	-	15,229,244	-	15,229,244
Total deposits	16,734,956	-	16,750,194	-	16,750,194

Trading liabilities (a)	368,348	-	368,348	-	368,348

Short-term financial liabilities
Federal funds purchased	1,042,633	-	1,042,633	-	1,042,633
Securities sold under agreements to repurchase	442,789	-	442,789	-	442,789
Total other borrowings	181,146	-	181,146	-	181,146
Total short-term financial liabilities	1,666,568	-	1,666,568	-	1,666,568

Term borrowings
Real estate investment trust-preferred	45,828	-	-	47,000	47,000
Term borrowings - new market tax credit investment	18,000	-	-	17,685	17,685
Borrowings secured by residential real estate	310,833	-	-	268,249	268,249
Other long term borrowings	1,365,198	-	1,372,646	-	1,372,646
Total term borrowings	1,739,859	-	1,372,646	332,934	1,705,580

Derivative liabilities (a)	154,280	4,343	147,022	2,915	154,280

Other noninterest-bearing liabilities
Capital markets payables	21,173	-	21,173	-	21,173
Accrued interest payable	23,813	-	23,813	-	23,813
Total other noninterest-bearing liabilities	44,986	-	44,986	-	44,986
Total liabilities	$20,708,997	$4,343	$20,349,764	$335,849	$20,689,956

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0 million.

	December 31, 2012
	Book	Fair Value
(Dollars in thousands)	Value	Level 1	Level 2	Level 3	Total
Assets:
Loans, net of unearned income and allowance for loan losses
Commercial:
Commercial, financial and industrial	$8,700,765	$-	$-	$8,546,446	$8,546,446
Commercial real estate	1,148,238	-	-	1,114,187	1,114,187
Retail:
Consumer real estate	5,559,754	-	-	4,993,192	4,993,192
Permanent mortgage	740,655	-	-	617,385	617,385
Credit card & other	282,207	-	-	283,830	283,830
Total loans, net of unearned income and allowance for loan losses	16,431,619	-	-	15,555,040	15,555,040

Short-term financial assets
Total interest-bearing cash	353,373	353,373	-	-	353,373
Federal funds sold	34,492	-	34,492	-	34,492
Securities purchased under agreements to resell	601,891	-	601,891	-	601,891
Total short-term financial assets	989,756	353,373	636,383	-	989,756

Trading securities (a)	1,262,720	-	1,244,728	17,992	1,262,720
Loans held-for-sale (a)	401,937	-	26,251	375,686	401,937
Securities available-for-sale (a) (b)	3,061,808	15,277	2,839,545	206,986	3,061,808
Derivative assets (a)	292,472	1,850	290,622	-	292,472

Other assets
Tax credit investments	76,501	-	-	76,501	76,501
Deferred compensation assets	22,477	22,477	-	-	22,477
Total other assets	98,978	22,477	-	76,501	98,978

Nonearning assets
Cash & due from banks	469,879	469,879	-	-	469,879
Capital markets receivables	117,772	-	117,772	-	117,772
Accrued interest receivable	72,779	-	72,779	-	72,779
Total nonearning assets	660,430	469,879	190,551	-	660,430
Total assets	$23,199,720	$862,856	$5,228,080	$16,232,205	$22,323,141

Liabilities:
Deposits:
Defined maturity	$1,523,428	$-	$1,556,020	$-	$1,556,020
Undefined maturity	15,106,281	-	15,106,281	-	15,106,281
Total deposits	16,629,709	-	16,662,301	-	16,662,301

Trading liabilities (a)	564,429	-	564,429	-	564,429

Short-term financial liabilities
Federal funds purchased	1,351,023	-	1,351,023	-	1,351,023
Securities sold under agreements to repurchase	555,438	-	555,438	-	555,438
Total other borrowings	441,201	-	430,045	11,156	441,201
Total short-term financial liabilities	2,347,662	-	2,336,506	11,156	2,347,662

Term borrowings
Real estate investment trust-preferred	45,760	-	-	42,300	42,300
Term borrowings - new market tax credit investment	18,000	-	-	18,835	18,835
Borrowings secured by residential real estate	390,182	-	-	231,041	231,041
Other long term borrowings	1,772,540	-	1,729,527	-	1,729,527
Total term borrowings	2,226,482	-	1,729,527	292,176	2,021,703

Derivative liabilities (a)	202,269	2,546	197,548	2,175	202,269

Other noninterest-bearing liabilities
Capital markets payables	110,329	-	110,329	-	110,329
Accrued interest payable	28,114	-	28,114	-	28,114
Total other noninterest-bearing liabilities	138,443	-	138,443	-	138,443
Total liabilities	$22,108,994	$2,546	$21,628,754	$305,507	$21,936,807

Certain previously reported amounts have been reclassified to agree with current presentations.

  Classes are detailed in the recurring and nonrecurring measurement tables.
  Level 3 includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.0 million.

	Contractual Amount		Fair Value
(Dollars in thousands)	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Unfunded Commitments:
Loan commitments	$8,836,656	$7,993,218	$1,923	$1,765
Standby and other commitments	318,149	367,785	4,653	4,933